CONTINGENCIES AND COMMITMENTS - Disclosure of detailed information about commitments (Details) $ in Thousands	Feb. 29, 2020 USD ($)
Disclosure Of Commitments Line Items
Capital commitments	$ 47,136
Less than 1 Year [Member]
Disclosure Of Commitments Line Items
Capital commitments	3,770
1 to 3 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	43,279
4 to 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	87
More than 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	0
Lease obligations [Member]
Disclosure Of Commitments Line Items
Capital commitments	423
Lease obligations [Member] | Less than 1 Year [Member]
Disclosure Of Commitments Line Items
Capital commitments	165
Lease obligations [Member] | 1 to 3 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	171
Lease obligations [Member] | 4 to 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	87
Lease obligations [Member] | More than 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	0
Convertible Note [Member]
Disclosure Of Commitments Line Items
Capital commitments	23,425
Convertible Note [Member] | Less than 1 Year [Member]
Disclosure Of Commitments Line Items
Capital commitments	1,374
Convertible Note [Member] | 1 to 3 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	22,051
Convertible Note [Member] | 4 to 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	0
Convertible Note [Member] | More than 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	0
Sprott Facility [Member]
Disclosure Of Commitments Line Items
Capital commitments	23,288
Sprott Facility [Member] | Less than 1 Year [Member]
Disclosure Of Commitments Line Items
Capital commitments	2,231
Sprott Facility [Member] | 1 to 3 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	21,057
Sprott Facility [Member] | 4 to 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	0
Sprott Facility [Member] | More than 5 Years [Member]
Disclosure Of Commitments Line Items
Capital commitments	$ 0